Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of segment Revenue and Cost of revenue

	Year Ended December 31,
	2021	2020
Revenue
Mobility	$9,907	$4,208
Media	2,770	—
All Other	156	210
Total segment revenue	$12,834	$4,418
Operating expenses:
Cost of revenues
Mobility	(22,762)	(7,870)
Media	(9,442)	—
All Other	(1,642)	—
Total Cost of revenues	$(33,846)	$(7,870)
Reconciling Items:
Research and development	(2,826)	(1,604)
Sales and marketing	(10,875)	(4,808)
General and administrative	(24,411)	(10,075)
Loss from operations	$(59,124)	$(19,939)

Schedule of Revenue by geography

	Year Ended December 31,
	2021	2020
Revenue
Italy	$10,045	$3,973
United States	2,789	240
All other countries	—	205
Total revenues	$12,834	$4,418

Schedule of intangible assets, goodwill and other assets

	December 31,	December 31,
Non-Current Assets	2021	2020
Italy	$17,905	$2,785
United States	3,337	1,446
All other countries	184	110
Total long lived assets	$21,426	$4,341